Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Disclosure of subsidiaries	All current subsidiaries are domiciled within the United States and conduct business activities solely within the United States.

	Voting percentage at December 31, through the holdings in
	2020		2019		2018
Subsidiary	Common	Preferred	Common	Preferred	Common	Preferred
Subsidiary operating companies
Alivio Therapeutics, Inc.[1,2]	—	91.9	—	91.9	—	92.0
Entrega, Inc. (indirectly held through Enlight)[1,2]	—	83.1	—	83.1	—	83.1
Follica, Incorporated[1,2,5]	28.7	56.7	28.7	56.7	4.4	79.2

PureTech LYT (formerly Ariya Therapeutics, Inc.)[8]	—	100.0	—	100.0	—	100.0
PureTech LYT-100	—	100.0	—	100.0	—	100.0
PureTech Management, Inc.[3]	100.0	—	100.0	—	100.0	—
PureTech Health LLC[3]	100.0	—	100.0	—	100.0	—
Sonde Health, Inc.[1,2]	—	51.8	—	64.1	—	96.4
Vedanta Biosciences, Inc.[1,2]	—	59.3	—	61.8	—	74.3
Vedanta Biosciences Securities Corp. (indirectly held through Vedanta)[1,2]	—	59.3	—	61.8	—	74.3
Deconsolidated former subsidiary operating companies
Akili Interactive Labs, Inc.[2,7]	—	41.9	—	41.9	—	41.9
Gelesis, Inc.[1,2,9]	4.9	20.2	5.7	20.2	7.3	18.4
Karuna Pharmaceuticals, Inc.[1,2,10]	12.6	—	28.4	—	—	71.0
Vor Biopharma Inc.[1,2,11]	—	16.4	—	47.5	—	93.2
Nontrading holding companies
Endra Holdings, LLC (held indirectly through Enlight)[2]	86.0	—	86.0	—	86.0	—
Ensof Holdings, LLC (held indirectly through Enlight)[2]	86.0	—	86.0	—	86.0	—
PureTech Securities Corp.[2]	100.0	—	100.0	—	100.0	—
PureTech Securities II Corp.[2]	100.0	—	—	—	—	—
Inactive subsidiaries
Appeering, Inc.[2]	—	100.0	—	100.0	—	100.0
Commense Inc.[2,6]	—	99.1	—	99.1	—	99.1
Enlight Biosciences, LLC[2]	86.0	—	86.0	—	86.0	—
Ensof Biosystems, Inc. (held indirectly through Enlight)[1,2]	57.7	28.3	57.7	28.3	57.7	28.3
Knode Inc. (indirectly held through Enlight)[2]	—	86.0	—	86.0	—	86.0
Libra Biosciences, Inc.[2]	—	100.0	—	100.0	—	100.0
Mandara Sciences, LLC[2]	98.3	—	98.3	—	98.3	—
Tal Medical, Inc.[1,2]	—	100.0	—	100.0	—	64.5
1    The voting percentage is impacted by preferred shares that are classified as liabilities, which results in the ownership percentage not being the same as the ownership percentage used in allocations to non-controlling interests disclosed in Note 18. The allocation of losses/profits to the noncontrolling interest is based on the holdings of subordinated stock that provide ownership rights in the subsidiaries. The ownership of liability classified preferred shares are quantified in Note 15.
2    Registered address is Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801, USA.
3    Registered address is 2711 Centerville Rd., Suite 400, Wilmington, DE 19808, USA.
4    The Company’s interests in its subsidiaries are predominantly in the form of preferred shares, which have a liquidation preference over the common stock, are convertible into common stock at the holder’s discretion or upon certain liquidity events, are entitled to one vote per share on all matters submitted to shareholders for a vote and entitled to receive dividends when and if declared. In the case of Enlight, Mandara and PureTech Health LLC, the holdings are membership interests in an LLC. The holders of common stock are entitled to one vote per share on all matters submitted to shareholders for a vote and entitled to receive dividends when and if declared.
5    On July 19, 2019, all of the outstanding notes, plus accrued interest, issued by Follica to PureTech converted into 15,216,214 shares of Series A-3 Preferred Shares and 12,777,287 shares of common share pursuant to a Series A-3 Note Conversion Agreement between Follica and the noteholders. Please refer to Note 16.
6    Commense turned inactive during 2019.
7    On May 8, 2018, PureTech lost control of Akili, Akili was deconsolidated from the Group’s financial statements and is no longer considered a subsidiary. This results in only the profits and losses generated by Akili through the deconsolidation date being included in the Group’s Consolidated Statement of Income/(Loss) and Other Comprehensive Income/(Loss). See Note 5 for further details about the accounting for the investment in Akili subsequent to deconsolidation.
8    On July 18, 2018, Calix Biopharma, Inc., Glyph Biosciences, Inc., and Nybo Therapeutics, Inc. merged into Ariya Therapeutics, Inc. Thus, the Group no longer holds an interest in Calix, Glyph and Nybo but rather owns 100.0 percent voting interest of Ariya.
9    As of December 31, 2018, PureTech maintained control of Gelesis. On July 1, 2019 PureTech lost control of Gelesis and Gelesis was deconsolidated from the Group’s financial statements, resulting in only the profits and losses generated by Gelesis through the deconsolidation date being included in the Group’s Consolidated Statement of Income/(Loss) and Other Comprehensive Income/(Loss). See Notes 5 and 6 for further details about the accounting for the investments in Gelesis subsequent to deconsolidation.
10    On March 15, 2019, PureTech lost control of Karuna, Karuna was deconsolidated from the Group’s financial statements and is no longer considered a subsidiary. This results in only the profits and losses generated by Karuna through the deconsolidation date being included in the Group’s Consolidated Statement of Income/(Loss) and Other Comprehensive Income/(Loss). See Note 5 for further details about the accounting for the investment in Karuna subsequent to deconsolidation.
11    On February 12, 2019, PureTech lost control of Vor, Vor was deconsolidated from the Group’s financial statements and is no longer considered a subsidiary. This results in only the profits and losses generated by Vor through the deconsolidation date being included in the Group’s Consolidated Statement of Income/(Loss) and Other Comprehensive Income/(Loss).See Note 5 for further details about the accounting for the investment in Vor subsequent to deconsolidation.

Disclosure of estimated useful life of assets	Depreciation is calculated using the straight-line method over the estimated useful life of the related asset:

Laboratory and manufacturing equipment	2-8 years
Furniture and fixtures	7 years
Computer equipment and software	1-5 years
Leasehold improvements	5-10 years, or the remaining term of the lease, if shorter
Depreciation methods, useful lives and residual values are reviewed at each balance sheet date.

Summary of Financial impact of IFRS 16 adoption	The financial impact of adopting IFRS 16 on the Group was primarily as follows:

January 1, 2019 $000s
Right of use asset	10,353
Lease liability	10,995
Accumulated deficit	999